UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 55.7%
	BASIC MATERIALS – 6.8%
185,000	B2Gold Corp.*	$559,682
197,211	Endeavour Mining Corp.*	331,371
20,500	Freeport-McMoRan Copper & Gold, Inc.	654,360
26,000	Kinross Gold Corp.1	198,120
5,500	Newmont Mining Corp.	221,595
		1,965,128
	COMMUNICATIONS – 4.2%
46,700	Active Network, Inc.*	219,023
21,500	Cisco Systems, Inc.	448,275
350,000	Inuvo, Inc.*	245,350
32,500	NII Holdings, Inc.*	156,650
21,000	TeleNav, Inc.*	149,310
		1,218,608
	CONSUMER, CYCLICAL – 7.1%
50,000	General Motors Co.*1	1,357,500
35,000	Hawaiian Holdings, Inc.*	198,100
5,500	Lennar Corp.	164,010
32,750	VOXX International Corp.*	325,862
		2,045,472
	CONSUMER, NON-CYCLICAL – 5.9%
56,500	BioMimetic Therapeutics, Inc.*	536,185
245,000	Corinthian Colleges, Inc.*	521,850
5,000	Humana, Inc.	341,300
26,500	Palomar Medical Technologies, Inc.*	292,560
		1,691,895
	ENERGY – 2.5%
5,000	Apache Corp.	371,350
1,300	Chevron Corp.1	152,295
1,500	ConocoPhillips	86,925
6,500	W&T Offshore, Inc.	96,590
		707,160
	FINANCIAL – 2.9%
21,000	Bank of America Corp.	235,830
14,000	Citigroup, Inc.	587,580
		823,410
	INDUSTRIAL – 5.3%
3,000	HEICO Corp. - Class A	99,900
5,300	Molex, Inc. - Class A1	120,416
307,500	Power-One, Inc.*	1,309,950
		1,530,266

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 21.0%
600	Apple, Inc.	$264,840
8,000	EPAM Systems, Inc.*	167,840
475,600	GSE Systems, Inc.*	1,074,856
105,500	Imation Corp.*	359,755
62,700	Integrated Silicon Solution, Inc.*1	532,950
6,000	Intel Corp.1	125,100
31,700	Magnachip Semiconductor Corp.*	499,275
103,000	Research In Motion Ltd.*	1,375,050
67,000	Tessera Technologies, Inc.	1,195,280
14,000	Veeco Instruments, Inc.*1	446,740
		6,041,686
	TOTAL COMMON STOCKS (Cost $15,029,672)	16,023,625

Principal Amount

	CORPORATE BONDS – 29.5%
$500,000	Alliance One International, Inc. 10.000%, 7/15/20161,2	530,625
500,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20151,3	470,000
650,000	Cadence Design Systems, Inc. 1.500%, 12/15/20131,3	654,062
1,525,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20171,3	1,152,328
1,000,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161,3	1,068,750
288,000	MagnaChip Semiconductor S.A. / MagnaChip Semiconductor Finance Co. 10.500%, 4/15/20181,2	324,000
475,000	MEMC Electronic Materials, Inc. 7.750%, 4/1/20192	442,938
650,000	NuVasive, Inc. 2.750%, 7/1/20171,3	615,062
500,000	SanDisk Corp. 1.000%, 5/15/20133	500,313
1,200,000	SunPower Corp. 4.750%, 4/15/20141,3	1,194,000
500,000	Teleflex, Inc. 3.875%, 8/1/20173	696,250
500,000	W&T Offshore, Inc. 8.500%, 6/15/20191,2	537,500

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$300,000	Wachovia Capital Trust III 5.570%, 3/29/20492,4	$300,750

	TOTAL CORPORATE BONDS (Cost $8,350,410)	8,486,578

Number of Shares

	EXCHANGE-TRADED FUNDS – 3.0%
5,700	SPDR Gold Shares* 1	871,872

	TOTAL EXCHANGE-TRADED FUNDS (Cost $829,093)	871,872

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 1.9%
	CALL OPTIONS – 1.7%
	ACXIOM Corp.
265	Exercise Price: $20, Expiration Date: August 17, 2013*	19,875
	General Motors Co.
250	Exercise Price: $30, Expiration Date: June 22, 2013*	19,500
250	Exercise Price: $30, Expiration Date: September 21, 2013*	32,500
	Research in Motion Ltd.
850	Exercise Price: $14, Expiration Date: June 22, 2013*	175,950
250	Exercise Price: $15, Expiration Date: September 21, 2013*	57,250
100	Exercise Price: $18, Expiration Date: September 21, 2013*	15,800
250	Exercise Price: $20, Expiration Date: January 18, 2014*	41,500
	Sunpower Corp.
250	Exercise Price: $11, Expiration Date: June 22, 2013*	64,500
200	Exercise Price: $12, Expiration Date: January 18, 2014*	65,000
		491,875
	PUT OPTIONS – 0.2%
	Amazon.com, Inc.
30	Exercise Price: $255, Expiration Date: April 20, 2013*	19,800
	Boeing Co.
200	Exercise Price: $65, Expiration Date: May 18, 2013*	9,000
100	Exercise Price: $70, Expiration Date: May 18, 2013*	9,700
		38,500
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $323,197)	530,375

	WARRANTS – 0.0%
	INUV, Inc.
31,750	Exercise Price: $2, Expiration Date: June 21, 2016*	318

	TOTAL WARRANTS (Cost $—)	318

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 9.2%
2,634,220	Federated Treasury Obligations Fund, 0.010%5	$2,634,220

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,634,220)	2,634,220

	TOTAL INVESTMENTS – 99.3% (Cost $27,166,592)	28,546,988
	Other Assets in Excess of Liabilities – 0.7%	197,431

	TOTAL NET ASSETS – 100.0%	$28,744,419

	SECURITIES SOLD SHORT – (25.9)%
	COMMON STOCKS – (6.1)%
	CONSUMER, CYCLICAL – (0.7)%
(5,300)	Lennar Corp. - Class A	(204,527)

	CONSUMER, NON-CYCLICAL – (3.2)%
(2,000)	NuVasive, Inc.*	(37,140)
(6,900)	Teleflex, Inc.	(551,724)
(13,600)	Wright Medical Group, Inc.*	(316,200)
		(905,064)
	INDUSTRIAL – (1.2)%
(2,642)	HEICO Corp.	(114,689)
(4,400)	Molex, Inc.	(121,924)
(10,000)	SunPower Corp.*	(117,400)
		(354,013)
	TECHNOLOGY – (1.0)%
(10,000)	Acxiom Corp.*	(182,100)
(35,200)	GT Advanced Technologies, Inc.*	(100,672)
		(282,772)
	TOTAL COMMON STOCKS (Proceeds $1,622,056)	(1,746,376)

	EXCHANGE-TRADED FUNDS – (16.3)%
(10,000)	Powershares QQQ Trust Series 1	(671,000)
(26,500)	SPDR S&P 500 ETF Trust	(4,015,545)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $4,485,278)	(4,686,545)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	U.S. TREASURY SECURITIES – (3.5)%
$(1,000,000)	United States Treasury Note 1.750%, 5/15/2022	$(999,219)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $1,012,287)	(999,219)

	TOTAL SECURITIES SOLD SHORT (Proceeds $7,119,621)	$(7,432,140)

ETF – Exchange-Traded Fund

* Non-income producing security.
1 Cash of $7,511,536 and all or a portion of this security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $9,948,383.
2 Callable.
3 Convertible security.
4 Variable, floating or step rate security.
5 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
Bridgehampton Value Strategies Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon. The Fund commenced investment operations on June 29, 2012.

The Fund commenced operations on June 29, 2012, prior to which its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a $19,753,858 transfer of the Fund in exchange for the net assets of the Bridgehampton Multi-Strategy Fund, LLC., a Delaware limited liability company (the “Company”).  This exchange was nontaxable, whereby the Fund issued 790,180 shares for the net assets of the Company on June 29, 2012.  Cash and the investment portfolio of the Company with a fair value of $21,331,274 on long securities and $3,153,865 on securities sold short (identified cost of investment transferred were $21,199,781 on long securities and $2,987,831 on securities sold short) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At February 28, 2013, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$27,395,528

Proceeds from securities sold short	$(7,036,070)

Gross unrealized appreciation	$3,174,080
Gross unrealized depreciation	(2,416,797)

Net unrealized appreciation (depreciation) on investments and securities sold short	$757,283

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks	$15,692,254	$331,371	$-	$16,023,625
Corporate Bonds	-	8,486,578	-	8,486,578
Exchange-Traded Funds	871,872	-	-	871,872
Purchased Options Contracts	530,375	-	-	530,375
Warrants	-	318	-	318
Short-Term Investments	2,634,220	-	-	2,634,220
Total Assets	$19,728,721	$8,818,267	$-	$28,546,988

Liabilities
Securities Sold Short
Common Stocks*	$1,746,376	$-	$-	$1,746,376
Exchange-Traded Funds	4,686,545	-	-	4,686,545
U.S. Treasury Securities	-	999,219	-	999,219
Total Liabilities	$6,432,921	$999,219	$-	$7,432,140

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Bridgehampton Value Strategies Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/19/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/19/13

* Print the name and title of each signing officer under his or her signature.